Regulatory Capital (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total capital to risk-weighted assets Actual (in dollars)	$ 70.1	$ 64.9
Total capital to risk-weighted assets Minimum Required For Capital Adequacy Purposes (in dollars)	38.3	36.2
Total capital to risk-weighted assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations (in dollars)	47.9	45.2
Tier 1 capital to risk-weighted assets Actual (in dollars)	64.1	59.2
Tier 1 capital to risk-weighted assets Minimum Required For Capital Adequacy Purposes (in dollars)	19.1	18.1
Tier 1 capital to risk-weighted assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations (in dollars)	28.7	27.1
Tier 1 capital to adjusted average assets Actual (in dollars)	64.1	59.2
Tier 1 capital to adjusted average assets Minimum Required For Capital Adequacy Purposes (in dollars)	20.5	19.4
Tier 1 capital to adjusted average assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations (in dollars)	$ 34.2	$ 32.3
Total capital to risk-weighted assets Actual	14.60%	14.30%
Total capital to risk-weighted assets Minimum Required For Capital Adequacy Purposes	8.00%	8.00%
Total capital to risk-weighted assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	10.00%	10.00%
Tier 1 capital to risk-weighted assets Actual	13.40%	13.10%
Tier 1 capital to risk-weighted assets Minimum Required For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 capital to risk-weighted assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	6.00%	6.00%
Tier 1 capital to adjusted average assets Actual	9.40%	9.20%
Tier 1 capital to adjusted average assets Minimum Required For Capital Adequacy Purposes	3.00%	3.00%
Tier 1 capital to adjusted average assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	5.00%	5.00%